Unaudited Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Cash		$ 2,272,611		$ 874,238		$ 2,005,351
Accounts receivable						47,709
Other receivables and prepayments		207,294		85,316		422,071
Total current assets		2,479,905		959,554		2,476,092
Property and equipment, net						1,663,926
Operating lease right-of-use assets, net						182,057
Long-term investments		15,098,846		15,098,846		16,098,846
Intangible assets						147,347
Long-term deposits				71,823		71,823
Total Assets		17,578,751		16,130,223		20,640,091
Current liabilities:
Accounts payable and accrued expenses		911,480		918,611		1,894,341
Operating lease liabilities, current		50,972		102,225		125,232
Total current liabilities		4,416,347		4,338,980		2,098,753
Operating lease liabilities, non-current				14,182		99,485
Total Liabilities		4,416,347		4,353,162		5,256,738
Commitments and contingencies
EQUITY
Additional paid-in capital		96,174,010		93,474,825		93,018,528
Accumulated other comprehensive loss		(158,805)		89,162		(10,623)
Accumulated deficit		(73,485,303)		(72,429,528)		(68,161,722)
Total equity attributable to the shareholders of Aptorum Group Limited		22,529,972		21,134,514		24,846,236
Non-controlling interests		(9,367,568)		(9,357,453)		(9,462,883)
Total equity		13,162,404		11,777,061		15,383,353
Total Liabilities and Equity		17,578,751		16,130,223		20,640,091
Current assets
Cash		2,272,611		874,238		2,005,351
Accounts receivable						47,709
Other receivables and prepayments		207,294		85,316		422,071
Related Party
Amounts due from related parties, net						961
Current liabilities:
Amounts due to related parties		79,395		79,644		79,180
Convertible notes to a related party		3,374,500		3,238,500
Convertible notes to a related party, non-current						3,058,500
Current assets
Amounts due from related parties, net						961
DiamiR Biosciences Corp
Cash			$ 56,836		$ 70,276
Accounts receivable	$ 131,091				89,281
Other receivables and prepayments	5,704		46,649		120,139
Total current assets	221,685		103,485		279,696
Property and equipment, net	17,195		20,029		40,857
Operating lease right-of-use assets, net	44,424		63,349		61,519
Intangible assets	197,761		197,761		197,761
Total Assets	481,065		384,624		579,833
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Deferred revenue			43,982
Convertible notes payable	1,252,125		957,662		614,182
Income taxes payable			176,002		159,519
Current liabilities:
Accounts payable and accrued expenses	673,396		231,858		148,648
Operating lease liabilities, current	38,442		41,383		40,178
Total current liabilities	711,838		317,223		188,826
Operating lease liabilities, non-current	3,324		22,698		22,036
Total Liabilities	1,967,287		1,473,585		984,563
Commitments and contingencies
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
EQUITY
Ordinary shares, value	4,441		4,441		4,441
Additional paid-in capital	4,741,863		4,729,169		4,670,165
Accumulated deficit	(6,232,526)		(5,822,571)		(5,079,336)
Total equity attributable to the shareholders of Aptorum Group Limited	(1,486,222)		(1,088,961)		(404,730)
Total equity	(1,486,222)		(1,088,961)		(404,730)
Total Liabilities and Equity	481,065		384,624		579,833
Current assets
Cash			56,836		70,276
Accounts receivable	131,091				89,281
Other receivables and prepayments	5,704		46,649		$ 120,139
ASSETS
Cash and cash equivalents	$ 84,890		$ 56,836
Class A Ordinary Shares
EQUITY
Ordinary shares, value		52		37		31
Class B Ordinary Shares
EQUITY
Ordinary shares, value		$ 18		$ 18		$ 22